DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Eurozone Hedged Equity ETF

August 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.0%
Austria - 0.9%
Agrana Beteiligungs AG	111	$1,878
ANDRITZ AG	434	23,097
AT&S Austria Technologie & Systemtechnik AG	149	5,316
BAWAG Group AG, 144A*	511	24,126
CA Immobilien Anlagen AG	267	8,859
DO & CO AG	56	6,522
Erste Group Bank AG	2,348	83,943
EVN AG	225	5,575
IMMOFINANZ AG*	225	4,338
Kontron AG	249	5,427
Lenzing AG*	123	5,842
Oesterreichische Post AG	244	8,414
OMV AG	968	44,894
Palfinger AG	92	2,464
Porr AG	54	706
Raiffeisen Bank International AG*	912	13,103
Schoeller-Bleckmann Oilfield Equipment AG	92	5,118
Semperit AG Holding	59	1,407
UNIQA Insurance Group AG	988	7,960
Verbund AG	438	35,906
Vienna Insurance Group AG Wiener Versicherung Gruppe	225	6,038
voestalpine AG	681	19,923
Wienerberger AG	724	19,972

(Cost $353,372)		340,828

Belgium - 2.8%
Ackermans & van Haaren NV	152	23,932
Aedifica SA REIT	313	20,975
Ageas SA/NV	1,049	41,723
AGFA-Gevaert NV*	1,024	2,337
Anheuser-Busch InBev SA/NV	5,821	331,380
Barco NV	405	8,695
Bekaert SA	206	9,775
bpost SA	553	2,604
Cofinimmo SA REIT	215	16,762
Deme Group NV	54	6,324
D’ieteren Group	136	22,239
Elia Group SA/NV	208	24,021
Etablissements Franz Colruyt NV	462	17,649
Euronav NV	653	11,397
Fagron	439	7,831
Galapagos NV*	340	12,904
Groupe Bruxelles Lambert NV	664	53,540
Immobel SA	22	799
Intervest Offices & Warehouses NV REIT	130	2,038
KBC Ancora	225	9,984
KBC Group NV	1,682	110,454
Kinepolis Group NV	92	4,380
Lotus Bakeries NV	3	23,650
Melexis NV	159	15,034
Montea NV REIT	112	8,999
Ontex Group NV*	439	3,551
Proximus SADP	1,102	8,338
Recticel SA	268	2,947
Retail Estates NV REIT	76	4,681
Sofina SA	97	21,836
Solvay SA	491	56,915
Tessenderlo Group SA	143	4,435
UCB SA	837	75,149
Umicore SA	1,365	36,219
VGP NV	78	8,145
Warehouses De Pauw CVA REIT	1,079	30,888
X-Fab Silicon Foundries SE, 144A*	287	3,258
Xior Student Housing NV REIT	206	6,054

(Cost $1,212,813)		1,051,842

Finland - 2.9%
Aktia Bank OYJ	399	4,110
Anora Group OYJ	225	1,144
Cargotec OYJ, Class B	263	12,371
Caverion OYJ	567	5,349
Citycon OYJ*	802	4,931
Elisa OYJ	967	47,469
Finnair OYJ*	3,111	1,741
Fortum OYJ	2,963	39,840
F-Secure OYJ	477	1,234
Huhtamaki OYJ	628	21,594
Incap OYJ*	109	1,181
Kemira OYJ	648	10,273
Kempower OYJ*	88	4,246
Kesko OYJ, Class B	1,768	34,547
Kojamo OYJ	873	8,709
Kone OYJ, Class B	2,210	100,649
Konecranes OYJ	478	16,539
Marimekko OYJ	173	2,092
Metsa Board OYJ, Class B	1,155	9,237
Metso Corp.	4,504	51,891
Musti Group OYJ*	152	3,372
Neste OYJ	2,803	102,672
Nokia OYJ	34,932	139,658
Nokian Renkaat OYJ	794	6,893
Orion OYJ, Class B	719	29,463
Outokumpu OYJ	2,242	10,459
Puuilo OYJ	247	1,993
QT Group OYJ*	127	8,114
Revenio Group OYJ	149	3,810
Sampo OYJ, Class A	3,067	134,791
Stora Enso OYJ, Class R	3,997	50,948
TietoEVRY OYJ	705	17,262
Tokmanni Group Corp.	325	4,821
UPM-Kymmene OYJ	3,587	122,988
Uponor OYJ	341	10,782
Valmet OYJ	1,048	26,705
Wartsila OYJ Abp	3,083	39,197

YIT OYJ	775	1,891

(Cost $1,219,722)		1,094,966

France - 33.7%
ABC arbitrage	130	860
Abivax SA*	194	3,681
Accor SA	1,196	42,914
Aeroports de Paris	189	24,921
Air France-KLM*	738	11,228
Air Liquide SA	3,503	633,814
Airbus SE	3,961	581,472
Alstom SA	2,122	58,698
Altarea SCA REIT	40	3,934
Alten SA	216	30,753
Amundi SA, 144A	401	23,937
Antin Infrastructure Partners SA	228	3,390
Arkema SA	418	43,803
Atos SE*(a)	655	5,513
Aubay	22	1,020
AXA SA	12,258	369,184
Believe SA*	130	1,321
Beneteau SA	168	2,558
BioMerieux	285	29,544
BNP Paribas SA	7,009	453,809
Boiron SA	22	1,241
Bollore SE	5,982	35,449
Bonduelle SCA	73	871
Bouygues SA	1,377	47,632
Bureau Veritas SA	1,934	51,883
Capgemini SE	1,103	206,137
Carmila SA REIT*	340	5,309
Carrefour SA	4,096	78,481
CGG SA*	4,254	3,356
Cie de Saint-Gobain SA	3,092	201,705
Cie des Alpes	232	3,275
Cie Generale des Etablissements Michelin SCA	4,423	138,655
Cie Plastic Omnium SE	325	5,716
Clariane SE	475	3,219
Coface SA	760	10,194
Covivio SA REIT	377	18,421
Credit Agricole SA	8,059	101,859
Danone SA	4,297	250,818
Dassault Aviation SA	168	33,082
Dassault Systemes SE	4,485	178,046
Derichebourg SA	664	3,636
Edenred	1,654	105,530
Eiffage SA	502	49,710
Elior Group SA, 144A*	591	1,328
Elis SA	1,299	24,847
Engie SA	12,202	197,013
Equasens	40	3,262
Eramet SA	57	4,379
Esker SA	36	6,207
EssilorLuxottica SA	1,970	371,480
Etablissements Maurel et Prom SA	644	3,080
Eurazeo SE	285	16,827
Euroapi SA*	320	4,357
Eutelsat Communications SA	719	4,382
Fnac Darty SA	92	2,867
Forvia SE*	1,022	21,765
Gaztransport Et Technigaz SA	237	29,374
Gecina SA REIT	298	31,942
Getlink SE	2,411	40,405
Hermes International SCA	211	434,899
ICADE REIT	244	9,218
ID Logistics Group*	18	4,694
Imerys SA	206	7,027
Interparfums SA	142	9,393
Ipsen SA	248	32,217
IPSOS	264	13,231
JCDecaux SE*	512	9,516
Kaufman & Broad SA	75	2,163
Kering SA	499	267,407
Klepierre SA REIT	1,405	37,174
La Francaise des Jeux SAEM, 144A	686	24,845
Legrand SA	1,786	176,429
LISI	95	2,323
L’Oreal SA	1,611	708,887
LVMH Moet Hennessy Louis Vuitton SE	1,845	1,564,890
Maisons du Monde SA, 144A	244	2,281
Manitou BF SA	54	1,417
Mercialys SA REIT	419	3,898
Mersen SA	128	5,829
Metropole Television SA	149	2,042
Neoen SA, 144A	423	12,724
Nexans SA	160	13,194
Nexity SA(a)	244	4,051
Orange SA	12,175	136,746
Ovh Groupe Sas*	346	3,521
Pernod Ricard SA	1,349	265,057
PEUGEOT INVEST	22	2,452
Pierre & Vacances SA*	1,837	2,693
Publicis Groupe SA	1,515	118,380
Quadient SA	206	4,249
Remy Cointreau SA*	152	23,561
Renault SA	1,231	49,836
Rexel SA	1,631	38,378
Rubis SCA	641	15,653
Safran SA	2,282	366,967
Sanofi	7,599	812,792
Sartorius Stedim Biotech	181	51,442
Schneider Electric SE	3,639	625,749
SCOR SE	960	29,918
SEB SA	154	16,949

Seche Environnement SA	34	4,446
SES-imagotag SA*	41	4,864
SMCP SA, 144A*	225	1,466
Societe BIC SA	149	9,533
Societe Generale SA	4,745	134,883
Sodexo SA	577	61,954
SOITEC*	171	31,327
Sopra Steria Group SACA	98	21,593
SPIE SA	893	26,784
Technip Energies NV	908	21,041
Teleperformance SE	392	54,345
Television Francaise 1	230	1,867
Thales SA	706	103,196
TotalEnergies SE	15,036	946,790
Trigano SA	53	7,471
Ubisoft Entertainment SA*	584	17,706
Unibail-Rodamco-Westfield REIT*	774	41,452
Valeo SE	1,332	25,998
Vallourec SA*	875	11,723
Valneva SE*	664	4,585
Veolia Environnement SA	4,444	139,072
Verallia SA, 144A	482	23,060
Vicat SA	116	3,918
Vinci SA	3,559	397,344
Virbac SA	28	8,380
Vivendi SE	4,729	43,126
Voltalia SA*	187	3,285
Wavestone	77	4,559
Wendel SE	191	17,491
Worldline SA, 144A*	1,622	52,905

(Cost $12,236,266)		12,764,350

Germany - 23.3%
1&1 AG	247	3,675
About You Holding SE*	225	1,507
Adesso SE	18	2,256
adidas AG	1,083	216,574
Adtran Networks SE*	190	4,131
AIXTRON SE	724	27,556
Allianz SE	2,694	655,380
Amadeus Fire AG	53	6,471
Atoss Software AG	37	9,007
Aurubis AG	211	17,494
Auto1 Group SE, 144A*	568	4,770
BASF SE	5,984	303,609
Basler AG	54	815
Bayer AG	6,579	360,549
Bayerische Motoren Werke AG	2,009	211,681
BayWa AG	76	2,682
Bechtle AG	551	26,851
Beiersdorf AG	658	86,191
Bertrandt AG	22	1,097
Bilfinger SE	172	5,968
Borussia Dortmund GmbH & Co. KGaA*	457	2,294
Brenntag SE	1,011	81,936
CANCOM SE	228	6,626
Carl Zeiss Meditec AG	266	26,455
CECONOMY AG*	1,026	2,681
Cewe Stiftung & Co. KGaA	22	2,161
Commerzbank AG	6,858	75,480
CompuGroup Medical SE & Co. KGaA	159	7,459
Continental AG	726	54,020
Covestro AG, 144A*	1,279	68,054
CropEnergies AG	268	2,479
CTS Eventim AG & Co. KGaA	424	26,436
CureVac NV*	777	7,052
Daimler Truck Holding AG	3,202	112,808
Datagroup SE	22	1,288
Delivery Hero SE, 144A*	1,121	40,995
Dermapharm Holding SE	111	5,322
Deutsche Bank AG (b)	12,684	138,254
Deutsche Beteiligungs AG	92	3,242
Deutsche Boerse AG	1,270	225,642
Deutsche EuroShop AG	71	1,628
Deutsche Lufthansa AG*	4,022	35,967
Deutsche Pfandbriefbank AG, 144A	813	6,418
Deutsche Telekom AG	21,664	463,767
Deutz AG	1,066	5,007
DHL Group	6,647	310,543
DIC Asset AG	286	1,348
Duerr AG	335	10,004
E.ON SE	14,929	184,223
Eckert & Ziegler Strahlen- und Medizintechnik AG	92	3,316
Einhell Germany AG	3	478
Elmos Semiconductor SE	55	3,984
ElringKlinger AG	168	1,107
Encavis AG*	834	12,810
Energiekontor AG	38	3,605
Evonik Industries AG	1,427	27,396
Evotec SE*	965	22,644
Fielmann Group AG	146	6,858
flatexDEGIRO AG*	420	3,684
Formycon AG*	61	4,061
Fraport AG Frankfurt Airport Services Worldwide*	244	13,245
Freenet AG	762	18,261
Fresenius Medical Care AG & Co. KGaA	1,416	68,404
Fresenius SE & Co. KGaA	2,795	89,741
GEA Group AG	1,041	41,089
Gerresheimer AG	226	29,383
GFT Technologies SE	111	3,108
GRENKE AG	169	4,307
Hamborner REIT AG REIT	492	3,580
Hamburger Hafen und Logistik AG	149	1,638

Hannover Rueck SE	413	87,888
Heidelberg Materials AG	950	76,518
Heidelberger Druckmaschinen AG*	1,559	2,193
HelloFresh SE*	1,065	34,437
Henkel AG & Co. KGaA	722	49,933
Hensoldt AG	347	11,273
HOCHTIEF AG	149	15,939
Hornbach Holding AG & Co. KGaA	56	4,409
HUGO BOSS AG	410	30,899
Hypoport SE*	41	7,647
Indus Holding AG	99	2,378
Infineon Technologies AG	8,756	313,463
Ionos SE*	189	3,222
Jenoptik AG	398	11,678
JOST Werke AG, 144A	75	3,871
K+S AG	1,252	23,554
KION Group AG	491	19,646
Kloeckner & Co. SE	401	3,426
Knaus Tabbert AG	19	1,166
Knorr-Bremse AG	496	33,938
Krones AG	92	9,966
LANXESS AG	568	17,972
LEG Immobilien SE*	476	34,376
MBB SE	3	254
Medios AG*	154	2,495
Mercedes-Benz Group AG	5,368	393,136
Merck KGaA	866	155,882
METRO AG*	814	6,488
MorphoSys AG*	187	5,672
MTU Aero Engines AG	351	82,135
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	912	354,234
Nagarro SE*	54	4,070
Nemetschek SE	380	26,264
Nordex SE*	853	10,216
Norma Group SE	151	2,779
Northern Data AG*	27	489
PATRIZIA SE	249	2,381
Pfeiffer Vacuum Technology AG	22	3,512
PNE AG	209	2,887
ProSiebenSat.1 Media SE	1,063	8,444
Puma SE	739	49,683
PVA TePla AG*	115	2,210
Rational AG	33	25,174
Rheinmetall AG	288	78,479
RWE AG	4,235	174,780
SAF-Holland SA	327	4,078
Salzgitter AG	192	5,663
SAP SE	6,979	974,869
Scout24 SE, 144A	529	36,494
Secunet Security Networks AG	18	4,343
SGL Carbon SE*	581	4,407
Siemens AG	5,082	765,322
Siemens Energy AG*	3,380	48,233
Siemens Healthineers AG, 144A	1,864	93,482
Siltronic AG	112	8,957
Sixt SE	92	9,826
SMA Solar Technology AG*	107	8,621
Stabilus SE	154	8,650
Steico SE	40	1,316
STRATEC SE	40	2,162
Stroeer SE & Co. KGaA	246	11,188
Suedzucker AG	397	6,406
Suess Microtec Se	138	3,232
SUSE SA*	343	5,784
Symrise AG	873	91,029
Synlab AG	514	5,261
TAG Immobilien AG*	946	10,750
Takkt AG	187	2,725
Talanx AG	421	28,327
TeamViewer AG, 144A*	987	18,328
Telefonica Deutschland Holding AG	5,827	11,083
thyssenkrupp AG	3,186	24,542
United Internet AG	648	12,472
Varta AG*(a)	153	3,381
VERBIO Vereinigte BioEnergie AG	149	7,059
Vitesco Technologies Group AG*	130	10,276
Volkswagen AG	191	27,318
Vonovia SE	4,929	118,173
Vossloh AG	59	2,658
Wacker Chemie AG	128	18,890
Wacker Neuson SE	168	3,716
Wuestenrot & Wuerttembergische AG	111	1,849
Zalando SE, 144A*	1,461	45,515

(Cost $9,106,519)		8,858,393

Ireland - 2.6%
AerCap Holdings NV*	1,105	67,980
AIB Group PLC	9,078	41,363
Bank of Ireland Group PLC	7,086	70,675
Cairn Homes PLC	5,105	6,366
CRH PLC	4,895	281,955
Dalata Hotel Group PLC*	1,175	5,485
Flutter Entertainment PLC*	1,181	215,016
Glanbia PLC	1,475	24,535
Glenveagh Properties PLC, 144A*	4,158	4,518
Irish Residential Properties REIT PLC REIT	3,115	3,347
Kerry Group PLC, Class A	1,064	99,384
Kingspan Group PLC	1,023	86,613
Origin Enterprises PLC	705	2,508
Smurfit Kappa Group PLC	1,704	71,655
Uniphar PLC	1,554	4,701

(Cost $897,319)		986,101

Italy - 7.5%
A2A SpA	9,474	18,178
ACEA SpA	301	3,613
AMCO - Asset Management Co SpA, Class B*(c)	13	0
Amplifon SpA	832	27,102
Anima Holding SpA, 144A	1,559	6,424
Antares Vision SpA*	287	2,010
Ariston Holding NV	311	2,452
Arnoldo Mondadori Editore SpA	531	1,238
Ascopiave SpA	282	661
Assicurazioni Generali SpA	6,808	141,223
Azimut Holding SpA	663	15,371
Banca Generali SpA	379	13,854
Banca IFIS SpA	153	2,691
Banca Mediolanum SpA	1,827	16,721
Banca Monte dei Paschi di Siena SpA*	3,298	9,162
Banca Popolare di Sondrio SpA	2,788	13,260
Banco BPM SpA	9,677	46,338
BFF Bank SpA, 144A	1,215	13,056
Biesse SpA	73	1,023
BPER Banca	6,895	20,845
Brembo SpA	931	12,962
Brunello Cucinelli SpA	215	17,812
Buzzi Unicem SpA	592	17,730
Carel Industries SpA, 144A	244	6,866
Cementir Holding NV	149	1,302
CIR SpA-Compagnie Industriali*	4,291	1,838
Credito Emiliano SpA	513	4,294
Danieli & C Officine Meccaniche SpA	73	1,753
Danieli & C Officine Meccaniche SpA-RSP	187	3,536
Datalogic SpA	111	791
Davide Campari-Milano NV	3,410	44,630
De’ Longhi SpA	531	14,061
DiaSorin SpA	157	16,609
Digital Value SpA	19	1,335
doValue SpA, 144A	511	2,505
El.En. SpA	266	3,167
Enav SpA, 144A	1,672	6,752
Enel SpA	54,441	366,596
Eni SpA	15,847	245,452
ERG SpA	438	12,016
Eurogroup Laminations SpA*	582	3,197
Ferrari NV	844	268,151
Fila SpA	130	1,191
Fincantieri SpA*	2,774	1,540
FinecoBank Banca Fineco SpA	4,018	55,159
GVS SpA, 144A*	382	2,382
Hera SpA	5,470	16,584
Illimity Bank SpA	360	2,362
Industrie de Nora SpA	206	3,998
Infrastrutture Wireless Italiane SpA, 144A	2,144	26,538
Interpump Group SpA	491	24,890
Intesa Sanpaolo SpA	103,905	278,519
Iren SpA	4,976	10,306
Italgas SpA	3,036	17,284
Iveco Group NV*	1,195	11,893
Juventus Football Club SpA*	5,313	2,095
Leonardo SpA	2,659	38,391
Lottomatica Group SpA*	569	5,553
Lu-VE SpA	117	3,381
Maire Tecnimont SpA	667	2,670
MARR SpA	206	3,033
Mediobanca Banca di Credito Finanziario SpA	3,683	48,204
MFE-MediaForEurope NV, Class A	3,046	1,543
MFE-MediaForEurope NV, Class B	1,439	1,031
Moncler SpA	1,355	92,037
Nexi SpA, 144A*	3,882	27,917
OVS SpA, 144A	1,294	3,244
Pharmanutra SpA	21	1,252
Piaggio & C SpA	951	3,636
Pirelli & C SpA, 144A	2,239	11,185
Poste Italiane SpA, 144A	3,359	37,352
Prysmian SpA	1,764	72,285
RAI Way SpA, 144A	590	3,282
Recordati Industria Chimica e Farmaceutica SpA	686	34,500
Reply SpA	161	16,489
Safilo Group SpA*	2,164	2,351
Saipem SpA*	7,934	12,827
Salcef Group SpA	95	2,534
Salvatore Ferragamo SpA	546	8,691
Sanlorenzo SpA	75	3,017
Saras SpA	3,267	4,657
Seco SpA*	206	997
Sesa SpA	54	6,330
Snam SpA	13,363	69,031
SOL SpA	225	6,185
Tamburi Investment Partners SpA	967	9,248
Technogym SpA, 144A	814	6,969
Technoprobe SpA*	870	7,292
Telecom Italia SpA*	67,358	20,926
Terna - Rete Elettrica Nazionale	9,583	79,182
Tinexta SpA	168	3,368
Tod’s SpA*	56	2,317
UniCredit SpA	12,327	301,622
Unipol Gruppo SpA	2,541	14,173
Webuild SpA	2,258	4,618
Wiit SpA	36	684
Zignago Vetro SpA	206	3,587

(Cost $2,666,186)		2,840,909

Luxembourg - 0.7%
APERAM SA	306	8,677

ArcelorMittal SA	3,427	91,155
Aroundtown SA*	5,315	9,608
B&S Group SARL, 144A	149	600
Befesa SA, 144A	309	11,392
Eurofins Scientific SE	878	54,115
Grand City Properties SA*	667	5,963
SES SA	2,560	18,654
Shurgard Self Storage Ltd. REIT	154	7,072
Tenaris SA	3,079	49,280

(Cost $295,513)		256,516

Netherlands - 13.5%
Aalberts NV	666	27,739
ABN AMRO Bank NV, 144A	2,620	38,623
Adyen NV, 144A*	146	122,298
Aegon NV	11,347	58,322
Akzo Nobel NV	1,148	93,412
Alfen N.V., 144A*	151	8,750
AMG Advanced Metallurgical Group NV	187	6,353
Arcadis NV	491	23,022
Argenx SE*	375	189,002
ASM International NV	315	152,067
ASML Holding NV	2,697	1,777,800
ASR Nederland NV	1,073	46,971
Basic-Fit NV, 144A*	325	9,924
BE Semiconductor Industries NV	507	58,330
Brunel International NV	149	2,010
Corbion NV	358	8,571
Ebusco Holding NV*	133	1,113
Eurocommercial Properties NV REIT	256	6,157
Euronext NV, 144A	552	39,894
EXOR NV	718	63,640
Fastned BV*	54	1,739
Flow Traders Ltd.	187	3,788
Fugro NV*	721	12,173
Heineken Holding NV	870	69,716
Heineken NV	1,925	187,488
IMCD NV	379	52,296
ING Groep NV	24,187	343,576
JDE Peet’s NV	819	22,806
Just Eat Takeaway.com NV, 144A*	1,446	20,387
Koninklijke Ahold Delhaize NV	6,480	212,027
Koninklijke BAM Groep NV	1,853	3,954
Koninklijke KPN NV	21,021	73,557
Koninklijke Philips NV*	6,213	140,131
Koninklijke Vopak NV	455	16,425
NN Group NV	1,646	63,469
NSI NV REIT	115	2,332
OCI NV*	684	17,326
Ordina NV	629	3,915
Pharming Group NV*	3,417	4,346
PostNL NV	2,806	6,551
Prosus NV*	4,690	324,360
QIAGEN NV*	1,494	68,349
Randstad NV	706	41,478
Redcare Pharmacy NV, 144A*	108	12,882
SBM Offshore NV	947	13,729
Signify NV, 144A	851	24,121
Sligro Food Group NV	149	2,869
Stellantis NV	14,700	273,785
TKH Group NV	267	12,316
TomTom NV*	401	3,187
Universal Music Group NV	5,408	134,231
Van Lanschot Kempen NV	168	4,982
Vastned Retail NV REIT	92	1,973
Wereldhave NV REIT	225	3,921
Wolters Kluwer NV	1,721	207,518

(Cost $4,949,435)		5,121,701

Poland - 0.1%
InPost SA*
(Cost $13,591)	1,366	16,079

Portugal - 0.6%
Altri SGPS SA	363	1,790
Banco Comercial Portugues SA, Class R*	51,639	14,413
Corticeira Amorim SGPS SA	284	3,116
CTT-Correios de Portugal SA	724	2,657
EDP - Energias de Portugal SA	21,070	96,096
Galp Energia SGPS SA	3,248	44,747
Greenvolt-Energias Renovaveis SA*	392	2,661
Jeronimo Martins SGPS SA	1,855	47,270
Mota-Engil SGPS SA	1,346	4,189
Navigator Co. SA	1,425	5,213
NOS SGPS SA	1,464	5,512
REN - Redes Energeticas Nacionais SGPS SA	2,489	6,801
Semapa-Sociedade de Investimento e Gestao	135	1,962
Sonae SGPS SA	3,717	3,920

(Cost $236,494)		240,347

Spain - 8.0%
Acciona SA	157	22,447
Acerinox SA	1,351	13,574
ACS Actividades de Construccion y Servicios SA	1,415	49,698
Aena SME SA, 144A	496	77,986
Almirall SA	642	6,519
Amadeus IT Group SA	3,020	207,291
Applus Services SA	781	8,028
Atresmedia Corp. de Medios de Comunicacion SA	477	1,895
Banco Bilbao Vizcaya Argentaria SA	40,025	315,353
Banco de Sabadell SA	37,217	43,100
Banco Santander SA	107,340	419,252
Bankinter SA	4,421	28,361
CaixaBank SA	26,915	108,978

Cellnex Telecom SA, 144A*	3,796	145,302
Cia de Distribucion Integral Logista Holdings SA	453	12,280
CIE Automotive SA	321	9,774
Construcciones y Auxiliar de Ferrocarriles SA	111	3,984
Corp ACCIONA Energias Renovables SA	453	13,479
Distribuidora Internacional de Alimentacion SA*	74,889	1,129
Ebro Foods SA	396	7,154
EDP Renovaveis SA	2,105	38,587
eDreams ODIGEO SA*	435	3,113
Enagas SA	1,597	27,266
Ence Energia y Celulosa SA	610	1,943
Endesa SA	2,085	43,363
Faes Farma SA	2,033	7,120
Ferrovial SE	3,384	107,331
Fluidra SA	663	14,925
Gestamp Automocion SA, 144A	875	3,915
Global Dominion Access SA, 144A	572	2,289
Grenergy Renovables SA*	59	1,647
Grifols SA*	1,974	27,067
Iberdrola SA	40,769	484,518
Indra Sistemas SA	856	12,113
Industria de Diseno Textil SA	7,307	280,170
Inmobiliaria Colonial Socimi SA REIT	1,852	11,266
Laboratorios Farmaceuticos Rovi SA	122	6,945
Lar Espana Real Estate Socimi SA REIT	515	3,222
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,796	3,849
Mapfre SA	5,858	12,393
Melia Hotels International SA*	610	3,992
Merlin Properties Socimi SA REIT	2,088	18,724
Naturgy Energy Group SA	830	24,066
Neinor Homes SA, 144A*	96	962
Pharma Mar SA	93	3,600
Prosegur Cash SA, 144A	2,906	1,878
Prosegur Cia de Seguridad SA	1,483	2,589
Redeia Corp. SA	2,677	43,557
Repsol SA	8,610	132,762
Sacyr SA	2,496	7,952
Solaria Energia y Medio Ambiente SA*	515	7,673
Soltec Power Holdings SA*	305	1,304
Talgo SA, 144A	588	2,493
Talgo SA*	18	76
Tecnicas Reunidas SA*	187	1,724
Telefonica SA	34,804	144,317
Unicaja Banco SA, 144A	7,498	8,293
Vidrala SA	134	12,612
Viscofan SA	265	17,241

(Cost $3,117,179)		3,024,441

Switzerland - 0.9%
DSM-Firmenich AG	1,246	115,046
STMicroelectronics NV	4,586	217,139

(Cost $340,295)		332,185

United Kingdom - 0.5%
Allfunds Group PLC	2,186	12,966
CNH Industrial NV	6,872	95,232
Coca-Cola Europacific Partners PLC	1,359	87,126

(Cost $186,267)		195,324

TOTAL COMMON STOCKS (Cost $36,830,971)		37,123,982

PREFERRED STOCKS - 1.5%
Germany - 1.5%
Bayerische Motoren Werke AG	392	37,725
Dr Ing hc F Porsche AG, 144A	756	83,493
Draegerwerk AG & Co. KGaA	78	3,772
FUCHS SE	472	19,602
Henkel AG & Co. KGaA	1,124	86,194
Jungheinrich AG	287	9,542
Porsche Automobil Holding SE	1,010	54,289
Sartorius AG	180	73,662
Schaeffler AG	588	3,497
Sixt SE	89	5,781
STO SE & Co. KGaA	18	2,682
Volkswagen AG	1,389	170,257

(Cost $598,864)		550,496

WARRANTS - 0.0%
Italy - 0.0%
Webuild SpA*(c), expires 8/2/30
(Cost $0)	38	23

Spain - 0.0%
Abengoa SA*(c), expires 3/31/25
(Cost $43)	7,125	0

TOTAL WARRANTS (Cost $43)		23

EXCHANGE-TRADED FUNDS - 0.1%
iShares Currency Hedged MSCI Eurozone ETF
(Cost $55,398)	1,750	55,580

SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(d)(e)
(Cost $11,692)	11,692	11,692

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.28%(d) (Cost $60,330)	60,330	60,330

TOTAL INVESTMENTS - 99.8% (Cost $37,557,298)		$37,802,103
Other assets and liabilities, net - 0.2%		62,714

NET ASSETS - 100.0%		$37,864,817

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2023 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2023	Value ($) at 8/31/2023

COMMON STOCKS — 0.3%
Germany — 0.3%
Deutsche Bank AG(b)
100,569	50,711	(22,083)	(15,239)	24,296	—	—	12,684	138,254
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(d)(e)
1,477,246	—	(1,465,554)(f)	—	—	1,350	—	11,692	11,692
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.28%(d)
8,289	968,784	(916,743)	—	—	1,290	—	60,330	60,330

1,586,104	1,019,495	(2,404,380)	(15,239)	24,296	2,640	—	84,706	210,276

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2023 amounted to $10,429, which is 0.0% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2023.

CVA:	Credit Valuation Adjustment
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2023 the Xtrackers MSCI Eurozone Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Financials	$6,372,055	17.0%
Industrials	6,308,646	16.7
Consumer Discretionary	6,009,314	15.9
Information Technology	4,434,876	11.8
Health Care	3,017,742	8.0
Consumer Staples	2,867,487	7.6
Materials	2,557,702	6.8
Utilities	2,250,512	6.0
Energy	1,710,583	4.5
Communication Services	1,618,185	4.3
Real Estate	527,399	1.4

Total	$37,674,501	100.0%

At August 31, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation†
EURO STOXX 50 Futures	EUR	2	$94,258	$93,536	9/15/2023	$(722)

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2023.

As of August 31, 2023, the Fund had the following forward foreign currency contracts outstanding:

		Currency		Currency		Unrealized	Unrealized
Counterparty	Settlement Date	To Deliver		To Receive		Appreciation[b]	Depreciation[b]
Goldman Sachs & Co.	9/5/2023	EUR	1,858,200	USD	2,052,064	$36,639	$—
Goldman Sachs & Co.	9/5/2023	EUR	725,000	USD	800,633	14,289	—
Goldman Sachs & Co.	9/5/2023	EUR	8,646,000	USD	9,548,098	170,545	—
JP Morgan & Chase Co.	9/5/2023	EUR	11,006,730	USD	12,155,139	217,111	—
RBC Capital Markets	9/5/2023	EUR	12,949,000	USD	14,300,021	255,385	—
RBC Capital Markets	9/5/2023	USD	38,187,964	EUR	35,184,930	—	(25,978)
RBC Capital Markets	10/3/2023	EUR	35,184,930	USD	38,239,369	25,601	—
Goldman Sachs & Co.	10/3/2023	USD	479,295	EUR	441,000	—	(332)

Total unrealized appreciation (depreciation)						$719,570	$(26,310)

b	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2023.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$37,123,982	$—	$0	$37,123,982
Preferred Stocks	550,496	—	—	550,496
Warrants(a)	—	—	23	23
Exchange-Traded Funds	55,580	—	—	55,580
Short-Term Investments(a)	72,022	—	—	72,022
Derivatives(b)
Forward Foreign Currency Contracts	—	719,570	—	719,570

TOTAL	$37,802,080	$719,570	$23	$38,521,673

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Forward Foreign Currency Contracts	$—	$(26,310)	$—	$(26,310)
Futures Contracts	(722)	—	—	(722)

TOTAL	$(722)	$(26,310)	$—	$(27,032)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DBEZ-PH1

R-089711-1 (5/24) DBX005195 (5/24)